                           GROUP VARIABLE CONTRACTS
                           SEPARATE ACCOUNT ELEVEN
                            STANDARD (SERIES II)
                       HARTFORD LIFE INSURANCE COMPANY

                              FILE NO. 333-72042

               SUPPLEMENT DATED JUNE 9, 2006 TO YOUR PROSPECTUS

The information for the Artisan Mid Cap Value Fund Sub-Account which appears in the table under the section entitled "The Funds" is deleted and replaced as follows:

ARTISAN MID CAP VALUE FUND SUB-ACCOUNT       Artisan Partners Limited Partnership        Maximum long-term capital growth
   which purchases Investor Class shares
   of the Artisan Mid Cap Value Fund of

 THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-5985